Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor and Non-Guarantor Balance Sheet
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
September 30, 2012
(in thousands)
(unaudited)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$398	$246,645	$—	$59,884	$—	$306,927
Accounts receivable, net	—	202,358	54,272	124,992	—	381,622
Inventories, net	—	62,210	68,973	58,412	(65,978)	123,617
Prepaid expenses and other	—	9,006	5,547	335,617	(310,836)	39,334
Assets held for sale	—	65,723	9,070	49,133	(15,238)	108,688
Intercompany receivables	166	1,176,918	2,088,503	837,017	(4,102,604)	—
Total current assets	564	1,762,860	2,226,365	1,465,055	(4,494,656)	960,188

Net property, plant and equipment	—	274,193	99,887	187,922	(148,691)	413,311
Debt issuance costs, net	—	98,393	—	—	—	98,393
Deferred income taxes	—	—	—	22,086	—	22,086
Goodwill	—	2,475,372	996,535	—	—	3,471,907
Identifiable intangible assets, net	—	443,054	2,061,297	187,866	—	2,692,217
Other non-current assets	—	296	149	96,473	(90,900)	6,018
Intercompany loan receivables	—	903,277	333,072	—	(1,236,349)	—
Intercompany investments	1,411,758	257,641	445,578	—	(2,114,977)	—
	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$19,361	$12,200	$8,941	$—	$40,502
Accrued expenses and other	—	246,704	228,275	63,974	(187,445)	351,508
Intercompany payables	2,130	485,326	2,365,375	1,249,773	(4,102,604)	—
Current installments of long-term debt	—	23,464	—	—	—	23,464
Deferred income taxes	—	1,086	—	—	—	1,086
Liabilities related to assets held for sale	—	16,427	—	1,912	—	18,339
Total current liabilities	2,130	792,368	2,605,850	1,324,600	(4,290,049)	434,899

Long-term debt, net of current installments and discount	—	4,630,818	—	—	—	4,630,818
Non-current tax liabilities	—	33,098	—	7,484	—	40,582
Deferred income taxes	—	109,148	930,130	70,266	—	1,109,544
Other non-current liabilities	54	36,199	371	1,515	—	38,139
Intercompany loan payables	—	333,072	903,277	—	(1,236,349)	—
Total liabilities	2,184	5,934,703	4,439,628	1,403,865	(5,526,398)	6,253,982

Shareholders' equity	1,410,138	280,383	1,723,255	555,537	(2,559,175)	1,410,138

	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444

	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2010
(in thousands)

	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$228,763	$4,252	$83,588	$—	$316,603
Accounts receivable, net	—	235,004	43,773	135,306	—	414,083
Inventories, net	—	74,623	86,422	91,488	(79,981)	172,552
Deferred income taxes	—	23,224	4,364	2,524	—	30,112
Prepaid expenses and other	—	15,372	9,913	315,130	(306,216)	34,199
Intercompany receivables	—	—	771,162	100,994	(872,156)	—
Total current assets	—	576,986	919,886	729,030	(1,258,353)	967,549
Net property, plant and equipment	—	234,354	54,199	222,742	(240,232)	271,063
Debt issuance costs, net	—	22,622	—	—	—	22,622
Deferred income taxes	—	—	—	17,151	—	17,151
Goodwill	—	198,244	1,121,519	9,118	—	1,328,881
Identifiable intangible assets, net	—	5,402	437,075	11,325	—	453,802
Other non-current assets	—	8,962	1,779	5,820	(1,630)	14,931
Intercompany loan receivables	—	—	142,960	—	(142,960)	—
Intercompany investments	—	2,254,058	261,993	29,609	(2,545,660)	—
	$—	$3,300,628	$2,939,411	$1,024,795	$(4,188,835)	$3,075,999

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$29,351	$17,936	$12,850	$—	$60,137
Accrued expenses and other	—	132,121	230,188	57,103	(193,888)	225,524
Intercompany payables	—	292,018	431,851	123,287	(847,156)	—
Current installments of long-term debt	—	169,500	—	—	—	169,500
Current installments of intercompany debt	—	25,000	—	—	(25,000)	—
Income taxes payable	—	—	662	31	(693)	—
Total current liabilities	—	647,990	680,637	193,271	(1,066,737)	455,161
Long-term debt, net of current installments and discount	—	935,290	—	—	—	935,290
Non-current tax liabilities	—	28,258	—	7,330	—	35,588
Deferred income taxes	—	5,082	158,304	—	—	163,386
Other non-current liabilities	—	908	1,917	670	—	3,495
Intercompany loan payables	—	140,000	—	2,960	(142,960)	—
Total liabilities	—	1,757,528	840,858	204,231	(1,209,697)	1,592,920

Shareholders' equity	—	1,543,100	2,098,553	820,564	(2,979,138)	1,483,079
	—	3,300,628	2,939,411	1,024,795	(4,188,835)	3,075,999

See accompanying notes to condensed consolidated financial statements.

Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$164,641	$1,741	$40,774	$—	$207,156
Sales	—	74,943	103,716	151,225	(101,167)	228,717
Total revenue	—	239,584	105,457	191,999	(101,167)	435,873

Rental expenses	—	62,877	1,526	61,744	(25,337)	100,810
Cost of sales	18	89,027	34,023	58,201	(122,656)	58,613
Gross profit	(18)	87,680	69,908	72,054	46,826	276,450

Selling, general and administrative expenses	191	75,731	32,926	33,978	(48)	142,778
Research and development expenses	—	6,268	8,977	2,131	—	17,376
Acquired intangible asset amortization	—	22,308	18,687	8,738	—	49,733
Operating earnings	(209)	(16,627)	9,318	27,207	46,874	66,563

Non-operating intercompany transactions	—	5,318	132,861	(131,367)	(6,812)	—
Interest income and other	—	18,532	3,063	18	(21,439)	174
Interest expense	—	(127,395)	(18,375)	(20)	21,439	(124,351)
Foreign currency gain (loss)	—	(8,799)	170	1,223	—	(7,406)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(209)	(128,971)	127,037	(102,939)	40,062	(65,020)
Income tax expense (benefit)	—	(22,700)	14,055	(18,531)	—	(27,176)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(209)	(106,271)	112,982	(84,408)	40,062	(37,844)
Equity in earnings (loss) of subsidiaries	(35,603)	28,741	(83,578)	—	90,440	—
Earnings from continuing operations	(35,812)	(77,530)	29,404	(84,408)	130,502	(37,844)
Earnings from discontinued operations, net of tax	—	(1,468)	627	830	2,043	2,032
Net earnings (loss)	$(35,812)	$(78,998)	$30,031	$(83,578)	$132,545	$(35,812)
Total comprehensive income (loss)	$(34,215)	$(77,401)	$31,628	$(81,981)	$127,754	$(34,215)

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$182,284	$535	$44,818	$—	$227,637
Sales	—	85,076	96,409	138,377	(78,958)	240,904
Total revenue	—	267,360	96,944	183,195	(78,958)	468,541

Rental expenses	—	77,906	474	59,489	(37,968)	99,901
Cost of sales	—	71,105	27,585	65,765	(106,422)	58,033
Gross profit	—	118,349	68,885	57,941	65,432	310,607

Selling, general and administrative expenses	—	86,916	28,621	30,125	(3)	145,659
Research and development expenses	—	10,222	8,196	2,388	—	20,806
Acquired intangible asset amortization	—	—	8,855	—	—	8,855
Operating earnings	—	21,211	23,213	25,428	65,435	135,287

Non-operating intercompany transactions	—	20,542	13,221	(16,806)	(16,957)	—
Interest income and other	—	233	3,098	64	(3,098)	297
Interest expense	—	(20,190)	9	(231)	3,098	(17,314)
Foreign currency gain (loss)	—	891	30	(3,038)	—	(2,117)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	22,687	39,571	5,417	48,478	116,153
Income tax expense (benefit)	—	18,653	11,978	1,723	—	32,354
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	4,034	27,593	3,694	48,478	83,799
Equity in earnings (loss) of subsidiaries	—	37,260	9,017	—	(46,277)	—
Earnings from continuing operations	—	41,294	36,610	3,694	2,201	83,799
Earnings from discontinued operations, net of tax	—	(1,835)	650	5,323	2,789	6,927
Net earnings (loss)	$—	$39,459	$37,260	$9,017	$4,990	$90,726
Total comprehensive income (loss)	$—	$23,523	$20,980	$(7,263)	$37,550	$74,790

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$495,299	$4,507	$122,544	$—	$622,350
Sales	—	218,950	312,106	388,453	(235,338)	684,171
Total revenue	—	714,249	316,613	510,997	(235,338)	1,306,521

Rental expenses	2	227,119	4,088	201,240	(84,062)	348,387
Cost of sales	54	196,056	108,774	174,747	(289,177)	190,454
Gross profit	(56)	291,074	203,751	135,010	137,901	767,680

Selling, general and administrative expenses	1,142	244,705	96,903	103,765	(734)	445,781
Research and development expenses	—	20,222	26,676	6,788	—	53,686
Acquired intangible asset amortization	—	81,085	59,273	31,902	—	172,260
Operating earnings	(1,198)	(54,938)	20,899	(7,445)	138,635	95,953

Non-operating intercompany transactions	—	71,692	261,173	(352,936)	20,071	—
Interest income and other	—	55,260	9,188	100	(63,918)	630
Interest expense	—	(388,388)	(54,725)	(85)	63,918	(379,280)
Foreign currency gain (loss)	—	170	318	(2,360)	—	(1,872)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(1,198)	(316,204)	236,853	(362,726)	158,706	(284,569)
Income tax expense (benefit)	—	(61,959)	(16,897)	(28,269)	—	(107,125)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(1,198)	(254,245)	253,750	(334,457)	158,706	(177,444)
Equity in earnings (loss) of subsidiaries	(179,926)	(73,757)	(338,090)	—	591,773	—
Earnings from continuing operations	(181,124)	(328,002)	(84,340)	(334,457)	750,479	(177,444)
Earnings from discontinued operations, net of tax	—	(8,761)	4,100	(3,633)	4,614	(3,680)
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Total comprehensive income (loss)	$(182,711)	$(338,350)	$(81,827)	$(339,677)	$759,854	$(182,711)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$534,589	$1,229	$136,142	$—	$671,960
Sales	—	229,936	282,594	375,990	(206,091)	682,429
Total revenue	—	764,525	283,823	512,132	(206,091)	1,354,389

Rental expenses	—	271,675	1,164	185,682	(141,107)	317,414
Cost of sales	—	187,082	83,046	184,186	(282,491)	171,823
Gross profit	—	305,768	199,613	142,264	217,507	865,152

Selling, general and administrative expenses	—	248,185	82,562	92,721	(22)	423,446
Research and development expenses	—	33,681	21,440	7,290	—	62,411
Acquired intangible asset amortization	—	—	26,567	—	—	26,567
Operating earnings	—	23,902	69,044	42,253	217,529	352,728

Non-operating intercompany transactions	—	97,083	113,319	(224,635)	14,233	—
Interest income and other	—	567	9,224	206	(9,231)	766
Interest expense	—	(64,297)	9	(254)	9,231	(55,311)
Foreign currency gain (loss)	—	(2,200)	218	(160)	—	(2,142)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	55,055	191,814	(182,590)	231,762	296,041
Income tax expense (benefit)	—	1,071	76,574	4,714	—	82,359
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	53,984	115,240	(187,304)	231,762	213,682
Equity in earnings (loss) of subsidiaries	—	(52,130)	(169,291)	—	221,421	—
Earnings from continuing operations	—	1,854	(54,051)	(187,304)	453,183	213,682
Earnings from discontinued operations, net of tax	—	(566)	1,921	18,013	7,519	26,887
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Total comprehensive income (loss)	$—	$(5,217)	$(58,632)	$(175,793)	$473,706	$234,064

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the period from November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$114,296	$410	$28,256	$—	$142,962
Sales	—	52,108	71,928	105,860	(68,094)	161,802
Total revenue	—	166,404	72,338	134,116	(68,094)	304,764
Rental expenses	—	59,157	618	48,612	(23,245)	85,142
Cost of sales	11	70,472	24,188	40,860	(91,770)	43,761
Gross profit	(11)	36,775	47,532	44,644	46,921	175,861
Selling, general and administrative expenses	288	170,023	13,097	35,429	(1,120)	217,717
Research and development expenses	—	7,118	5,631	1,368	—	14,117
Acquired intangible asset amortization	—	4,227	10,466	1,766	—	16,459
Operating earnings	(299)	(144,593)	18,338	6,081	48,041	(72,432)
Non-operating intercompany transactions	—	49,423	10,426	(60,043)	194	—
Interest income and other	—	11,453	2,042	100	(13,447)	148
Interest expense	—	(117,028)	(11,389)	(22)	13,447	(114,992)
Foreign currency gain (loss)	—	25,873	(94)	(3,529)	—	22,250
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(299)	(174,872)	19,323	(57,413)	48,235	(165,026)
Income tax expense (benefit)	—	(40,912)	(322)	(5,096)	—	(46,330)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(299)	(133,960)	19,645	(52,317)	48,235	(118,696)
Equity in earnings (loss) of subsidiaries	(114,570)	397	(50,775)	—	164,948	—
Earnings from continuing operations	(114,869)	(133,563)	(31,130)	(52,317)	213,183	(118,696)
Earnings from discontinued operations, net of tax	—	(710)	2,125	1,542	870	3,827
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Total comprehensive income (loss)	$(120,710)	$(140,114)	$(34,846)	$(56,616)	$231,576	$(120,710)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)

(in thousands)

	For the period from January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$594,764	$1,455	$150,597	$—	$746,816
Sales	—	253,341	315,939	429,085	(241,769)	756,596
Total revenue	—	848,105	317,394	579,682	(241,769)	1,503,412
Rental expenses	—	296,247	1,364	205,596	(152,295)	350,912
Cost of sales	—	192,704	92,320	207,042	(301,139)	190,927
Gross profit	—	359,154	223,710	167,044	211,665	961,573
Selling, general and administrative expenses	—	369,911	93,321	102,313	(33)	565,512
Research and development expenses	—	36,898	24,343	8,360	—	69,601
Acquired intangible asset amortization	—	—	29,519	—	—	29,519
Operating earnings	—	(47,655)	76,527	56,371	211,698	296,941
Non-operating intercompany transactions	—	85,085	113,318	(210,403)	12,000	—
Interest income and other	—	747	26,920	231	(26,926)	972
Interest expense	—	(88,697)	9	(169)	26,926	(61,931)
Foreign currency gain (loss)	—	(3,193)	409	6	—	(2,778)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	(53,713)	217,183	(153,964)	223,698	233,204
Income tax expense (benefit)	—	(7,153)	78,561	2,959	—	74,367
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	(46,560)	138,622	(156,923)	223,698	158,837
Equity in earnings (loss) of subsidiaries		2,687	(139,737)	—	137,050	—
Earnings from continuing operations	—	(43,873)	(1,115)	(156,923)	360,748	158,837
Earnings from discontinued operations, net of tax	—	3,114	3,802	17,186	7,999	32,101
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Total comprehensive income (loss)	$—	$(37,833)	$4,523	$(137,901)	$365,075	$193,864

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,305	$908	$179,653	$—	$911,866
Sales	—	287,336	342,179	433,811	(231,752)	831,574
Total revenue	—	1,018,641	343,087	613,464	(231,752)	1,743,440
Rental expenses	—	435,809	867	232,399	(200,100)	468,975
Cost of sales	—	201,358	107,855	209,024	(288,715)	229,522
Gross profit	—	381,474	234,365	172,041	257,063	1,044,943
Selling, general and administrative expenses	—	326,637	92,869	113,726	(2,514)	530,718
Research and development expenses	—	40,927	26,874	17,790	—	85,591
Acquired intangible asset amortization	—	—	37,426	—	—	37,426
Operating earnings	—	13,910	77,196	40,525	259,577	391,208
Non-operating intercompany transactions	—	143,843	74,147	(273,890)	55,900	—
Interest income and other	—	422	12,251	688	(12,510)	851
Interest expense	—	(99,438)	—	(125)	12,510	(87,053)
Foreign currency gain (loss)	—	442	177	(5,119)	—	(4,500)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	59,179	163,771	(237,921)	315,477	300,506
Income tax expense (benefit)	—	22,940	64,064	2,664	—	89,668
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	36,239	99,707	(240,585)	315,477	210,838
Equity in earnings (loss) of subsidiaries	—	(117,195)	(218,904)	—	336,099	—
Earnings from continuing operations	—	(80,956)	(119,197)	(240,585)	651,576	210,838
Earnings from discontinued operations, net of tax	—	10,809	2,002	21,681	10,754	45,246
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Total comprehensive income (loss)	$—	$(68,665)	$(120,118)	$(221,827)	$668,176	$257,566

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,589	$616	$187,154	$—	$919,359
Sales	—	288,259	288,686	464,855	(272,844)	768,956
Total revenue	—	1,019,848	289,302	652,009	(272,844)	1,688,315
Rental expenses	—	432,412	(1,891)	202,185	(166,769)	465,937
Cost of sales	—	201,512	92,201	192,852	(260,885)	225,680
Gross profit	—	385,924	198,992	256,972	154,810	996,698
Selling, general and administrative expenses	—	321,148	83,933	99,945	(2,261)	502,765
Research and development expenses	—	52,468	28,904	10,095	—	91,467
Acquired intangible asset amortization	—	—	40,634	—	—	40,634
Operating earnings	—	12,308	45,521	146,932	157,071	361,832
Non-operating intercompany transactions	—	128,072	118,107	(236,775)	(9,404)	—
Interest income and other	—	221	12,252	861	(12,515)	819
Interest expense	—	(117,221)	—	(212)	12,515	(104,918)
Foreign currency gain (loss)	—	(8,098)	(29)	4,123	—	(4,004)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	15,282	175,851	(85,071)	147,667	253,729
Income tax expense (benefit)	—	8,064	71,277	13,507	—	92,848
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	7,218	104,574	(98,578)	147,667	160,881
Equity in earnings (loss) of subsidiaries	—	35,111	(71,903)	—	36,792	—
Earnings from continuing operations	—	42,329	32,671	(98,578)	184,459	160,881
Earnings from discontinued operations, net of tax	—	28,305	2,440	26,675	10,401	67,821
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Total comprehensive income (loss)	$—	$77,567	$38,933	$(68,081)	$187,216	$235,635

See accompanying notes to condensed consolidated financial statements.

Guarantor and Non-Guarantor Statement of Cash Flows
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Adjustments to reconcile net earnings (loss) to net cash provided	3,154	439,770	(123,522)	153,344	(105,747)	366,999
Net cash provided by operating activities	(177,970)	103,007	(203,762)	(184,746)	649,346	185,875
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(57,203)	(42,323)	(39,328)	69,344	(69,510)
Increase in identifiable intangible assets and other non-current assets	—	87	(5,486)	19	—	(5,380)
Net cash used by investing activities	—	(57,116)	(47,809)	(39,309)	69,344	(74,890)
Cash flows from financing activities:
Capital contributions from limited partners	239	—	—	—	—	239
Repurchase of equity from limited partners	(1,970)	—	—	—	—	(1,970)
Repayments of long-term debt and capital lease obligations	—	(17,508)	—	25	—	(17,483)
Debt issuance costs	—	(578)	—	—	—	(578)
Proceeds (payments) on intercompany loans	—	(120,557)	45,537	75,020	—	—
Proceeds (payments) on intercompany investments	179,688	196,745	206,034	136,223	(718,690)	—
Net cash provided (used) by financing activities	177,957	58,102	251,571	211,268	(718,690)	(19,792)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	308	—	308
Net increase in cash and cash equivalents	(13)	103,993	—	(12,479)	—	91,501
Cash and cash equivalents, beginning of period	411	142,652	—	72,363	—	215,426

Cash and cash equivalents, end of period	$398	$246,645	$—	$59,884	$—	$306,927

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Adjustments to reconcile net earnings (loss) to net cash provided	—	337,937	(114,905)	60,337	(100,778)	182,591
Net cash provided by operating activities	—	339,225	(167,035)	(108,954)	359,924	423,160
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(74,773)	(5,798)	(63,957)	49,638	(94,890)
Increase in identifiable intangible assets and other non-current assets	—	4	(5,960)	(13,137)	—	(19,093)
Net cash used by investing activities	—	(74,769)	(11,758)	(77,094)	49,638	(113,983)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,625)	—	(109)	—	(20,734)
Debt issuance costs	—	(827)	—	—	—	(827)
Proceeds (payments) on intercompany loans	—	(25,000)	2,960	22,040	—	—
Proceeds from exercise of stock options and employee stock purchases	—	46,713	—	—	—	46,713
Excess tax benefit from equity-based payment arrangements	—	2,393	—	—	—	2,393
Purchase of immature shares for minimum tax withholdings	—	(3,797)	—	—	—	(3,797)
Refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Repayments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Payment of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	51,141	171,581	186,840	(409,562)	—
Net cash provided (used) by financing activities	—	57,988	174,541	208,771	(409,562)	31,738
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(725)	—	(725)
Net increase in cash and cash equivalents	—	322,444	(4,252)	21,998	—	340,190
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603

Cash and cash equivalents, end of period	$—	$551,207	$—	$105,586	$—	$656,793

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Adjustments to reconcile net earnings (loss) to net cash provided	299	(1,787,282)	1,296,975	591,299	(63,996)	37,295
Net cash provided by operating activities	(114,570)	(1,921,555)	1,267,970	540,524	150,057	(77,574)
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(38,479)	(6,360)	(46,262)	61,251	(29,850)
Dispositions of assets subject to leveraged lease, net	—	7,435	—	—	—	7,435
Increase in identifiable intangible assets and other non-current assets	—	1,261,578	(1,248,161)	(103,896)	89,262	(1,217)
Cash used to acquire entity	—	(2,611,846)	(1,716,581)	(856,932)	—	(5,185,359)
Net cash used by investing activities	—	(1,381,312)	(2,971,102)	(1,007,090)	150,513	(5,208,991)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398	—	—	—	—	1,714,398
Distribution to limited partners	(543)	—	—	—	—	(543)
Repayments of long-term debt and capital lease obligations	—	(1,532,652)	(989)	(489)	—	(1,534,130)
Proceeds (payments) on intercompany loans	—	(449,648)	524,668	(75,020)	—	—
Settlement of convertible debt warrants	—	(280,220)	—	—	—	(280,220)
Settlement of convertible debt hedges	—	314,856	—	—	—	314,856
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes	—	4,685,896	—	—	—	4,685,896
Debt issuance costs – 2011 merger financing	—	(106,076)	—	—	—	(106,076)
Purchase of interest rate caps	—	(2,150)	—	—	—	(2,150)
Proceeds (payments) on intercompany investments	(1,598,874)	179,279	1,179,453	540,712	(300,570)	—
Net cash provided (used) by financing activities	114,981	2,809,285	1,703,132	465,203	(300,570)	4,792,031
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,925)	—	(1,925)
Net increase in cash and cash equivalents	411	(493,582)	—	(3,288)	—	(496,459)
Cash and cash equivalents, beginning of period	—	636,234	—	75,651	—	711,885
Cash and cash equivalents, end of period	$411	$142,652	$—	$72,363	$—	$215,426

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Adjustments to reconcile net earnings (loss) to net cash provided	—	61,984	253,684	101,886	(120,524)	297,030
Net cash provided by operating activities	—	21,225	256,371	(37,851)	248,223	487,968
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(81,054)	(7,161)	(68,851)	54,049	(103,017)
Dispositions of assets subject to leveraged lease, net	—	—	—	—	—	—
Increase in identifiable intangible assets and other non-current assets	—	3	(5,209)	(14,434)	—	(19,640)
Net cash used by investing activities	—	(81,051)	(12,370)	(83,285)	54,049	(122,657)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,624)	—	(150)	—	(20,774)
Proceeds (payments) on intercompany loans	—	231,843	(178,883)	(77,960)	25,000	—
Proceeds from exercise of stock options and employee stock purchases	—	42,973	—	—	—	42,973
Proceeds from the purchase of stock in ESPP and other	—	8,059	—	—	—	8,059
Excess tax benefit from equity-based payment arrangements	—	2,439	—	—	—	2,439
Purchase of immature shares for minimum tax withholdings	—	(3,855)	—	—	—	(3,855)
KCI acquisition financing:
Debt issuance costs – 2011 merger financing	—	(7,879)	—	—	—	(7,879)
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Payments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Purchase of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	206,351	(69,370)	190,291	(327,272)	—
Net cash provided (used) by financing activities	—	467,297	(248,253)	112,181	(302,272)	28,953
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1,018	—	1,018
Net increase in cash and cash equivalents	—	407,471	(4,252)	(7,937)	—	395,282
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603
Cash and cash equivalents, end of period	$—	$636,234	$—	$75,651	$—	$711,885

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Adjustments to reconcile net earnings (loss) to net cash provided	—	515,557	(79,937)	(40,707)	(298,276)	96,637
Net cash provided by operating activities	—	445,410	(197,132)	(259,611)	364,054	352,721
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(52,187)	(9,309)	(91,537)	77,781	(75,252)
Increase in identifiable intangible assets and other non-current assets	—	(6,011)	(424)	(12,245)	—	(18,680)
Net cash used by investing activities	—	(58,198)	(9,733)	(103,782)	77,781	(93,932)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(222,667)	—	(60)	—	(222,727)
Proceeds (payments) on intercompany loans	—	(151,000)	(2,960)	2,960	151,000	—
Proceeds from exercise of stock options and employee stock purchases	—	12,221	—	—	—	12,221
Proceeds from the purchase of stock in ESPP and other	—	6,540	—	—	—	6,540
Excess tax benefit from equity-based payment arrangements	—	1,505	—	—	—	1,505
Purchase of immature shares for minimum tax withholdings	—	(1,741)	—	—	—	(1,741)
Proceeds (payments) on intercompany investments	—	122,185	211,568	259,082	(592,835)	—
Net cash provided (used) by financing activities	—	(232,957)	208,608	261,982	(441,835)	(204,202)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,141)	—	(1,141)
Net increase in cash and cash equivalents	—	154,255	1,743	(102,552)	—	53,446
Cash and cash equivalents, beginning of period	—	74,508	2,509	186,140	—	263,157
Cash and cash equivalents, end of period	$—	$228,763	$4,252	$83,588	$—	$316,603

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Adjustments to reconcile net earnings (loss) to net cash provided	—	270,751	(163,783)	(17,943)	69,794	158,819
Net cash provided by operating activities	—	341,385	(128,672)	(89,846)	264,654	387,521
Cash flows from investing activities:						—
Net additions to property, plant and equipment	—	(89,989)	(9,940)	(161,402)	171,480	(89,851)
Business acquired in purchase transaction, net of cash acquired	—	—	(173)	—	—	(173)
Increase in identifiable intangible assets and other non-current assets	—	(161,886)	116,329	(14,586)	(2,751)	(62,894)
Net cash used by investing activities	—	(251,875)	106,216	(175,988)	168,729	(152,918)
Cash flows from financing activities:
Proceeds from revolving credit facility	—	105,000	—	—	—	105,000
Repayments of long-term debt and capital lease obligations	—	(334,000)	—	—	—	(334,000)
Proceeds (payments) from intercompany loans	—	176,000	—	—	(176,000)	—
Proceeds from exercise of stock options and employee stock purchases	—	1,850	—	—	—	1,850
Proceeds from the purchase of stock in ESPP and other	—	5,938	—	—	—	5,938
Excess tax benefit from equity-based payment arrangements	—	1,214	—	—	—	1,214
Purchase of immature shares for minimum tax withholdings	—	(1,419)	—	—	—	(1,419)
Proceeds (payments) on intercompany investments	—	25,032	21,509	210,842	(257,383)	—
Net cash provided (used) by financing activities	—	(20,385)	21,509	210,842	(433,383)	(221,417)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2,204	—	2,204
Net increase in cash and cash equivalents	—	69,125	(947)	(52,788)	—	15,390
Cash and cash equivalents, beginning of period	—	5,383	3,456	238,928	—	247,767
Cash and cash equivalents, end of period	$—	$74,508	$2,509	$186,140	$—	$263,157

See accompanying notes to condensed consolidated financial statements.